Segment reporting - Major distributor or whole sellers (Details)	6 Months Ended
	Jun. 30, 2024 customer item	Jun. 30, 2023
Segment reporting
Number of operating segments | item	1
Number of major customers from U.S. | customer	4
Percentage of product net sales from major customers from United States	88.00%	88.00%